Taxes - Deferred Tax Assets Not Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,119,700	$ 1,016,300
Canada
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	335,100	251,600
United States
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	123,300	160,500
Türkiye
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	0	30,900
Deductible temporary differences
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	458,400	443,000
British Columbia mining tax deductible temporary differences
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	655,200	566,800
British Columbia mining tax credits
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	1,300	1,400
Capital losses
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 4,800	$ 5,100